Research and Product Development Expenses (Schedule of Research and Development Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Research and Product Development Expenses [abstract]
Research and product development expenses	$ 12,023	$ 8,812
Government research and product development funding	(4,537)	(2,436)
Research and development expense	$ 7,486	$ 6,376	[1]

[1]	Restated (Note 5)